Financial risk management - Liquidity risks (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Cash and cash equivalents	$ 256,077	$ 375,479	$ 223,890
Undrawn credit facilities	300,000	300,000
Carrying amount
Finance lease obligations	198,374	204,242
Long-term debt	1,458,286	1,502,271
Cash flow hedges	105,721	90,199
Financial liabilities	2,087,972	2,121,467
Contractual cash flows
Finance lease obligations	370,274
Cash flow hedges	123,288	105,120
1 year or less
Contractual cash flows
Finance lease obligations	32,222
Cash flow hedges	6,679	7,114
1-3 years
Contractual cash flows
Cash flow hedges	35,551	17,057
3-5 years
Contractual cash flows
Cash flow hedges	40,130	28,864
More than 5 years
Contractual cash flows
Finance lease obligations	206,223
Cash flow hedges	40,928	$ 52,085
Liquidity risk
Carrying amount
Trade and other payables	516,153
Finance lease obligations	198,374
Long-term debt	1,458,286
Cash flow hedges	105,721
Financial liabilities	2,278,534
Contractual cash flows
Trade and other payables	516,153
Finance lease obligations	370,274
Long-term debt	2,129,284
Cash flow hedges	123,615
Financial liabilities	3,139,326
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	516,153
Finance lease obligations	32,222
Long-term debt	453,430
Cash flow hedges	7,006
Financial liabilities	1,008,811
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Finance lease obligations	65,628
Long-term debt	187,564
Cash flow hedges	35,551
Financial liabilities	288,743
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Finance lease obligations	66,201
Long-term debt	365,200
Cash flow hedges	40,130
Financial liabilities	471,531
Liquidity risk | More than 5 years
Contractual cash flows
Trade and other payables	0
Finance lease obligations	206,223
Long-term debt	1,123,090
Cash flow hedges	40,928
Financial liabilities	$ 1,370,241